Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–60.38%
Australia–2.13%
AGL Energy Ltd.	165	$1,136
ALS Ltd.	125	920
Alumina Ltd.	648	399
Ampol Ltd.	66	1,435
ANZ Group Holdings Ltd.	125	2,057
APA Group	3,010	16,042
Aristocrat Leisure Ltd.	162	4,251
Aurizon Holdings Ltd.	11,333	25,396
BHP Group Ltd.	11,666	330,796
BlueScope Steel Ltd.	902	11,265
Boral Ltd.(a)	82	234
Brambles Ltd.	784	7,216
Cochlear Ltd.	17	2,787
Coles Group Ltd.	1,780	17,727
Commonwealth Bank of Australia	70	4,460
Computershare Ltd.	147	2,459
CSL Ltd.	366	58,969
Dexus	295	1,387
Endeavour Group Ltd.	375	1,269
Evolution Mining Ltd.	500	1,046
Fortescue Metals Group Ltd.	2,806	37,631
Glencore PLC	16,595	94,904
Goodman Group	511	7,079
GPT Group (The)	529	1,329
Harvey Norman Holdings Ltd.	215	535
Incitec Pivot Ltd.	538	1,086
James Hardie Industries PLC, CDI(a)	631	16,465
Lendlease Corp. Ltd.	191	884
Lottery Corp. Ltd. (The)	618	1,872
Macquarie Group Ltd.	16	1,722
Mineral Resources Ltd.	145	6,283
Mirvac Group	1,088	1,495
National Australia Bank Ltd.	131	2,445
Newcrest Mining Ltd.	247	3,912
Northern Star Resources Ltd.	1,938	12,973
Orica Ltd.	125	1,255
Origin Energy Ltd.	475	2,680
Pilbara Minerals Ltd.	742	2,042
Qantas Airways Ltd.(a)	247	822
Ramsay Health Care Ltd.	62	2,067
REA Group Ltd.	14	1,386
Reece Ltd.	80	958
Rio Tinto Ltd.	1,323	97,212
Rio Tinto PLC	985	61,875
Santos Ltd.	864	4,375
Scentre Group	1,437	2,286
SEEK Ltd.	90	1,274
Sonic Healthcare Ltd.	493	9,432
South32 Ltd.	18,563	40,612
Stockland	660	1,671
Telstra Group Ltd.	33,625	83,150
TPG Telecom Ltd.	116	404
Transurban Group	853	6,946
Shares		Value
Australia–(continued)
Treasury Wine Estates Ltd.	200	$1,585
Vicinity Ltd.	1,002	1,092
Wesfarmers Ltd.	3,598	122,235
Westpac Banking Corp.	146	1,983
WiseTech Global Ltd.	43	1,793
Woodside Energy Group Ltd.	2,376	55,357
Woolworths Group Ltd.	1,447	34,863
		1,221,221
Austria–0.06%
ANDRITZ AG	30	1,510
Erste Group Bank AG	106	3,662
Mondi PLC	1,248	20,819
OMV AG	39	1,862
Raiffeisen Bank International AG(a)	41	595
Verbund AG	31	2,521
Vienna Insurance Group AG Wiener Versicherung Gruppe	10	279
voestalpine AG	38	1,031
Wienerberger AG	29	735
		33,014
Belgium–0.90%
Ageas S.A./N.V.	42	1,732
Anheuser-Busch InBev S.A./N.V.	3,981	219,226
D’Ieteren Group	6	1,009
Elia Group S.A./N.V.	8	782
Etablissements Franz Colruyt N.V.	14	606
Galapagos N.V.(a)	12	413
Groupe Bruxelles Lambert N.V.	3,591	266,903
KBC Group N.V.	73	4,551
Proximus SADP	39	317
Sofina S.A.	3	605
Solvay S.A., Class A	20	2,212
UCB S.A.	180	14,729
Umicore S.A.	56	1,328
		514,413
Brazil–1.16%
B3 S.A. - Brasil, Bolsa, Balcao	18,997	46,448
Petroleo Brasileiro S.A., Preference Shares	71,998	496,167
Telefonica Brasil S.A.	1,426	12,250
Vale S.A.	6,477	87,081
WEG S.A.	2,729	19,692
Yara International ASA	164	6,211
		667,849
Burkina Faso–0.00%
Endeavour Mining PLC	51	986
Canada–5.94%
Agnico Eagle Mines Ltd.	137	6,225
Algonquin Power & Utilities Corp.	191	1,131
Alimentation Couche-Tard, Inc.	943	47,891
AltaGas Ltd.	78	1,496

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Canada–(continued)
ARC Resources Ltd.	1,523	$24,310
ATCO Ltd., Class I	20	507
Bank of Montreal	195	16,450
Bank of Nova Scotia (The)	331	14,836
Barrick Gold Corp.	1,745	25,348
BCE, Inc.	1,376	52,528
BlackBerry Ltd.(a)	159	753
Brookfield Asset Management Ltd., Class A	106	3,532
Brookfield Corp.	6,678	208,809
CAE, Inc.(a)	88	2,054
Cameco Corp.	59	2,341
Canadian Imperial Bank of Commerce	253	9,766
Canadian National Railway Co.	2,470	267,486
Canadian Natural Resources Ltd.	2,424	156,764
Canadian Pacific Kansas City Ltd.	2,042	151,784
Canadian Tire Corp. Ltd., Class A	15	1,613
Canadian Utilities Ltd., Class A	33	697
CCL Industries, Inc.	41	1,721
Cenovus Energy, Inc.	1,893	39,414
CGI, Inc., Class A(a)	56	5,520
Constellation Software, Inc.	74	152,771
Constellation Software, Inc., Wts., expiring 03/31/2040(b)	77	0
Dollarama, Inc.	1,042	71,791
Emera, Inc.	75	2,618
Enbridge, Inc.	3,357	111,344
Fairfax Financial Holdings Ltd.	159	129,795
Finning International, Inc.	42	1,239
Fortis, Inc.	134	5,090
Franco-Nevada Corp.	87	11,615
George Weston Ltd.	170	18,853
GFL Environmental, Inc.	58	1,842
Gildan Activewear, Inc.	49	1,373
Great-West Lifeco, Inc.	1,778	50,869
Hydro One Ltd.(c)	88	2,240
IGM Financial, Inc.	22	558
Imperial Oil Ltd.	906	55,804
Intact Financial Corp.	558	81,351
Ivanhoe Mines Ltd., Class A(a)	157	1,345
Keyera Corp.	63	1,479
Kinross Gold Corp.	466	2,124
Loblaw Cos. Ltd.	556	47,239
Magna International, Inc.	632	33,870
Manulife Financial Corp.	17,550	320,700
Metro, Inc.	332	17,242
National Bank of Canada	93	6,178
Nutrien Ltd.	3,212	198,360
Onex Corp.	18	1,058
Open Text Corp.	1,146	40,221
Pembina Pipeline Corp.	153	4,600
Power Corp. of Canada	3,602	91,704
Quebecor, Inc., Class B	2,075	44,471
RB Global, Inc.	50	3,131
Restaurant Brands International, Inc.	85	5,660
RioCan REIT	83	1,104
Rogers Communications, Inc., Class B	1,507	57,861
Royal Bank of Canada	381	33,296
Saputo, Inc.	67	1,401
Shares		Value
Canada–(continued)
Shopify, Inc., Class A(a)	1,111	$60,644
SNC-Lavalin Group, Inc.	49	1,635
Sun Life Financial, Inc.	2,286	111,536
Suncor Energy, Inc.	5,771	198,464
TC Energy Corp.	781	26,858
Teck Resources Ltd., Class B	2,094	90,127
TELUS Corp.	1,180	19,269
TFI International, Inc.	457	58,692
Thomson Reuters Corp.	351	42,939
Toronto-Dominion Bank (The)	505	30,425
Tourmaline Oil Corp.	900	45,290
West Fraser Timber Co. Ltd.	750	54,451
Wheaton Precious Metals Corp.	126	5,113
WSP Global, Inc.	34	4,799
		3,405,415
Chile–0.01%
Antofagasta PLC	94	1,628
Lundin Mining Corp.	215	1,604
		3,232
China–2.70%
Alibaba Group Holding Ltd.(a)	16,854	182,721
BOC Hong Kong (Holdings) Ltd.	996	2,716
China Life Insurance Co. Ltd., H Shares	74,251	115,612
China Pacific Insurance (Group) Co. Ltd., H Shares	16,451	40,866
China Petroleum & Chemical Corp., H Shares	129,682	70,599
China Resources Land Ltd.	3,776	14,881
China Tower Corp. Ltd., H Shares(c)	354,908	33,962
CITIC Ltd.	83,569	76,169
COSCO SHIPPING Holdings Co. Ltd., H Shares	57,459	58,649
CSPC Pharmaceutical Group Ltd.	5,663	4,140
Daqo New Energy Corp., ADR(a)	222	6,720
Dongfeng Motor Group Co. Ltd., H Shares	80,221	31,577
ENN Energy Holdings Ltd.	1,236	10,216
ESR Group Ltd.(c)	654	917
Hello Group, Inc., ADR	212	1,480
KE Holdings, Inc., ADR	440	6,829
Kingboard Holdings Ltd.	1,234	2,749
Kunlun Energy Co. Ltd.	35,958	30,936
Lenovo Group Ltd.	33,927	34,087
Lufax Holding Ltd., ADR	21,692	22,993
MINISO Group Holding Ltd., ADR	1,333	34,525
NetEase, Inc.	1,411	28,327
New Oriental Education & Technology Group, Inc.(a)	3,547	21,023
Nongfu Spring Co. Ltd., H Shares(c)	3,016	17,255
NXP Semiconductors N.V.	307	61,375
PDD Holdings, Inc., ADR(a)	1,567	153,676
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	152,673	54,529
PetroChina Co. Ltd., H Shares	119,538	89,736
PICC Property & Casualty Co. Ltd., H Shares	44,812	57,306
Ping An Insurance (Group) Co. of China Ltd., H Shares	16,651	94,315
Sino Biopharmaceutical Ltd.	21,742	7,878
Smoore International Holdings Ltd.(c)	498	450
Tencent Holdings Ltd.	2,445	94,756
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
China–(continued)
Tencent Music Entertainment Group, ADR(a)	5,325	$33,973
Topsports International Holdings Ltd.(c)	619	470
Trip.com Group Ltd.(a)	212	7,480
Vipshop Holdings Ltd., ADR(a)	721	11,543
Wharf (Holdings) Ltd. (The)	265	660
Wilmar International Ltd.	489	1,330
Xinyi Glass Holdings Ltd.	424	551
Yum China Holdings, Inc.	135	7,522
Zijin Mining Group Co. Ltd., H Shares	14,000	21,292
		1,548,791
Denmark–2.30%
Ambu A/S, Class B(a)	52	541
AP Moller - Maersk A/S, Class B	106	191,023
Ascendis Pharma A/S, ADR(a)	16	1,498
Carlsberg A/S, Class B	53	6,679
Chr. Hansen Holding A/S	28	1,713
Coloplast A/S, Class B	43	4,537
Danske Bank A/S	186	4,332
Demant A/S(a)	60	2,485
DSV A/S	25	4,661
Genmab A/S(a)	18	6,370
GN Store Nord A/S(a)	32	574
H. Lundbeck A/S	85	458
ISS A/S	51	783
Jyske Bank A/S(a)	13	950
Novo Nordisk A/S, Class B	11,687	1,063,118
Novozymes A/S, Class B	57	2,298
Orsted A/S(c)	52	2,831
Pandora A/S	22	2,268
ROCKWOOL A/S, Class B	6	1,448
Tryg A/S	903	16,515
Vestas Wind Systems A/S(a)	271	5,784
		1,320,866
Finland–0.29%
Elisa OYJ	39	1,809
Fortum OYJ	120	1,392
Kesko OYJ, Class B	108	1,932
Kojamo OYJ	40	353
Kone OYJ, Class B	91	3,837
Metso OYJ	193	2,022
Neste OYJ	117	3,973
Nokia OYJ	1,457	5,480
Nordea Bank Abp	875	9,615
Orion OYJ, Class B	38	1,493
Sampo OYJ, Class A	837	36,185
Stora Enso OYJ, Class R	617	7,724
TietoEVRY OYJ	29	651
UPM-Kymmene OYJ	2,586	88,451
Wartsila OYJ Abp	130	1,474
		166,391
France–5.16%
Accor S.A.	63	2,121
Adevinta ASA, Class B(a)	76	750
Aeroports de Paris S.A.	7	825
Air France-KLM(a)	23	288
Air Liquide S.A.	1,215	204,748
Shares		Value
France–(continued)
Airbus SE	491	$65,687
ALD S.A.(c)	107	826
Alstom S.A.	106	2,515
Amundi S.A.(c)	17	953
Arkema S.A.	387	38,161
AXA S.A.	7,191	213,000
bioMerieux	11	1,064
BNP Paribas S.A.	320	20,372
Bollore SE	20,220	108,591
Bouygues S.A.	287	10,028
Bureau Veritas S.A.	81	2,006
Capgemini SE	141	24,483
Carrefour S.A.	1,983	34,103
Cie de Saint-Gobain S.A.	127	7,608
Cie Generale des Etablissements Michelin S.C.A.	710	21,761
Cie Plastic Omnium SE	15	244
Covivio S.A.	26	1,154
Credit Agricole S.A.	360	4,430
Danone S.A.	1,989	109,586
Dassault Aviation S.A.	5	940
Dassault Systemes SE	809	30,078
Edenred SE	668	41,737
Eiffage S.A.	186	17,668
ENGIE S.A.	4,845	74,290
EssilorLuxottica S.A.	84	14,602
Eurazeo SE	12	715
Forvia SE(a)	43	887
Gecina S.A.	20	2,037
Getlink SE	98	1,561
Hermes International S.C.A.	30	54,537
ICADE	13	428
Imerys S.A.	9	266
Ipsen S.A.	10	1,310
JCDecaux SE(a)	17	287
Kering S.A.	67	30,462
Klepierre S.A.	62	1,518
La Francaise des Jeux SAEM(c)	33	1,072
Legrand S.A.	592	54,332
L’Oreal S.A.	848	351,190
LVMH Moet Hennessy Louis Vuitton SE	454	342,510
Orange S.A.	11,294	129,603
Pernod Ricard S.A.	345	57,429
Publicis Groupe S.A.	1,996	150,731
Remy Cointreau S.A.	6	731
Renault S.A.	56	2,293
Rexel S.A.	84	1,880
Rubis S.C.A.	26	582
Safran S.A.	541	84,588
Sartorius Stedim Biotech	7	1,666
Schneider Electric SE	942	155,301
SCOR SE	1,937	60,343
SEB S.A.	7	653
Societe BIC S.A.	7	462
Societe Generale S.A.	218	5,273
Sodexo S.A.	23	2,369
Teleperformance SE	16	1,999
Thales S.A.	28	3,929
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
France–(continued)
TotalEnergies SE	4,837	$318,310
Ubisoft Entertainment S.A.(a)	25	810
Unibail-Rodamco-Westfield SE(a)	33	1,624
Valeo SE	60	1,028
Veolia Environnement S.A.	193	5,584
Vinci S.A.	676	74,838
Vivendi SE	164	1,439
Wendel SE	7	553
Worldline S.A.(a)(c)	60	1,678
		2,963,427
Germany–4.28%
adidas AG	44	7,747
Allianz SE	1,000	238,461
BASF SE	1,579	71,675
Bayer AG	1,842	88,471
Bayerische Motoren Werke AG	1,346	137,103
Bechtle AG	23	1,077
Beiersdorf AG	27	3,486
Brenntag SE	40	3,106
Carl Zeiss Meditec AG, BR	10	875
Commerzbank AG	283	3,229
Continental AG	30	2,120
Covestro AG(a)(c)	54	2,915
Daimler Truck Holding AG	1,143	39,640
Deutsche Bank AG	18,714	206,647
Deutsche Boerse AG	561	96,966
Deutsche Lufthansa AG(a)	1,925	15,294
Deutsche Post AG	1,345	54,817
Deutsche Telekom AG	7,416	155,732
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	32	3,010
DWS Group GmbH & Co. KGaA(c)	11	374
E.ON SE	615	7,285
Evonik Industries AG	57	1,044
Fraport AG Frankfurt Airport Services Worldwide(a)	10	531
Fresenius Medical Care AG & Co. KGaA	340	14,685
Fresenius SE & Co. KGaA	1,704	53,118
FUCHS SE, Preference Shares	36	1,402
GEA Group AG	44	1,626
Hannover Rueck SE	187	41,093
Heidelberg Materials AG	1,192	92,598
HelloFresh SE(a)	46	1,375
Henkel AG & Co. KGaA, Preference Shares	105	7,494
HOCHTIEF AG	6	607
HUGO BOSS AG	16	1,013
Infineon Technologies AG	361	11,973
KION Group AG	19	732
Knorr-Bremse AG	163	10,366
LANXESS AG	23	585
LEG Immobilien SE	21	1,451
Mercedes-Benz Group AG	2,217	154,419
Merck KGaA	231	38,610
METRO AG(a)	36	249
MTU Aero Engines AG	15	2,725
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	383	149,419
Nemetschek SE	16	978
Shares		Value
Germany–(continued)
Porsche Automobil Holding SE, Preference Shares	546	$26,916
Puma SE	28	1,743
Rational AG	1	633
Rheinmetall AG	60	15,469
RWE AG	1,097	40,766
SAP SE	1,602	207,949
Sartorius AG, Preference Shares	12	4,072
Scout24 SE(c)	20	1,389
Siemens AG	1,344	192,680
Siemens Energy AG(a)	282	3,689
Siemens Healthineers AG(c)	75	3,810
Suedzucker AG	17	253
Symrise AG	37	3,534
Talanx AG(a)	15	951
TeamViewer SE(a)(c)	37	624
Telefonica Deutschland Holding AG	243	435
thyssenkrupp AG	1,404	10,722
United Internet AG	22	471
Volkswagen AG, Preference Shares	1,529	176,043
Vonovia SE	1,384	33,357
Wacker Chemie AG	5	717
Zalando SE(a)(c)	64	1,429
		2,455,775
Greece–0.35%
Hellenic Telecommunications Organization S.A.	2,989	43,671
JUMBO S.A.	891	24,509
Mytilineos S.A.	3,666	134,898
		203,078
Guatemala–0.00%
Millicom International Cellular S.A., SDR(a)	44	683
Hong Kong–0.89%
AIA Group Ltd.	7,943	64,251
ASMPT Ltd.	86	768
Cathay Pacific Airways Ltd.(a)	268	275
CK Asset Holdings Ltd.	9,607	50,531
CK Hutchison Holdings Ltd.	16,450	87,673
CK Infrastructure Holdings Ltd.	169	800
CLP Holdings Ltd.	503	3,709
DFI Retail Group Holdings Ltd.	351	931
Futu Holdings Ltd., ADR(a)	381	22,026
Hang Lung Properties Ltd.	483	657
Hang Seng Bank Ltd.	201	2,497
Henderson Land Development Co. Ltd.	365	956
HK Electric Investments & HK Electric Investments Ltd.	630	361
HKT Trust & HKT Ltd.	949	990
Hong Kong & China Gas Co. Ltd. (The)	3,012	2,098
Hong Kong Exchanges & Clearing Ltd.	331	12,340
Hongkong Land Holdings Ltd.	4,841	17,255
Hysan Development Co. Ltd.	163	314
Jardine Matheson Holdings Ltd.	1,121	52,015
Kerry Properties Ltd.	157	267
Link REIT	708	3,451
Man Wah Holdings Ltd.	420	293
Melco Resorts & Entertainment Ltd., ADR(a)	123	1,216
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Hong Kong–(continued)
MTR Corp. Ltd.	4,058	$15,994
New World Development Co. Ltd.	2,991	5,805
PCCW Ltd.	1,084	493
Power Assets Holdings Ltd.	379	1,828
Prudential PLC	1,897	20,427
Sino Land Co. Ltd.	931	1,048
Sun Hung Kai Properties Ltd.	7,317	77,825
Swire Pacific Ltd., Class A	7,465	50,400
Techtronic Industries Co. Ltd.	368	3,573
WH Group Ltd.	11,413	5,955
Wharf Real Estate Investment Co. Ltd.	430	1,660
		510,682
India–0.52%
Dr. Reddy’s Laboratories Ltd., ADR	162	10,833
Hindustan Unilever Ltd.	269	7,962
Infosys Ltd., ADR	2,240	38,326
Piramal Enterprises Ltd.	2,126	26,813
SBI Cards & Payment Services Ltd.	20,505	195,529
Tata Steel Ltd.	10,929	16,946
		296,409
Indonesia–0.04%
PT Adaro Energy Indonesia Tbk	14,798	2,725
PT Astra International Tbk	52,812	21,249
PT Telkom Indonesia (Persero) Tbk	1,904	462
		24,436
Ireland–0.35%
AerCap Holdings N.V.(a)	856	53,645
AIB Group PLC	341	1,536
Bank of Ireland Group PLC	284	2,789
Flutter Entertainment PLC(a)	378	61,589
Glanbia PLC	54	891
Kerry Group PLC, Class A	830	69,287
Kingspan Group PLC	42	3,131
Ryanair Holdings PLC, ADR(a)	26	2,527
Smurfit Kappa Group PLC	72	2,382
		197,777
Israel–0.06%
Azrieli Group Ltd.	13	666
Bank Hapoalim B.M.	345	3,068
Bank Leumi le-Israel B.M.	406	3,357
Check Point Software Technologies Ltd.(a)	86	11,462
Elbit Systems Ltd.	7	1,391
ICL Group Ltd.	197	1,091
Israel Discount Bank Ltd., Class A	342	1,846
Mizrahi Tefahot Bank Ltd.	56	2,027
Nice Ltd.(a)	35	5,950
Teva Pharmaceutical Industries Ltd., ADR(a)	297	3,029
Wix.com Ltd.(a)	15	1,377
		35,264
Italy–0.78%
A2A S.p.A.	422	750
Amplifon S.p.A.	21	622
Assicurazioni Generali S.p.A.	7,487	153,003
Banca Mediolanum S.p.A.	60	512
Banco BPM S.p.A.	372	1,775
Shares		Value
Italy–(continued)
Brembo S.p.A.	40	$496
Buzzi S.p.A.	23	630
Coca-Cola HBC AG	57	1,560
Davide Campari-Milano N.V.	137	1,615
DiaSorin S.p.A.	6	546
Enel S.p.A.	5,132	31,491
Eni S.p.A.	4,332	69,578
Ferrari N.V.	340	100,204
FinecoBank Banca Fineco S.p.A.	169	2,052
Hera S.p.A.	219	598
Infrastrutture Wireless Italiane S.p.A.(c)	87	1,033
Intesa Sanpaolo S.p.A.	5,076	13,044
Italgas S.p.A.	127	650
Leonardo S.p.A.	341	4,914
Mediobanca Banca di Credito Finanziario S.p.A.	236	3,124
Moncler S.p.A.	53	3,076
Nexi S.p.A.(a)(c)	156	952
Pirelli & C. S.p.A.(c)	72	346
Poste Italiane S.p.A.(c)	128	1,346
PRADA S.p.A.	142	831
Prysmian S.p.A.	511	20,501
Recordati Industria Chimica e Farmaceutica S.p.A.	27	1,273
Salvatore Ferragamo S.p.A.	9	119
Snam S.p.A.	2,613	12,267
Telecom Italia S.p.A.(a)	3,881	1,212
Terna S.p.A.	390	2,934
UniCredit S.p.A.	521	12,467
		445,521
Japan–9.60%
ABC-MART, Inc.	27	487
ACOM Co. Ltd.	131	305
Advantest Corp.	1,212	33,692
AEON Co. Ltd.	195	3,864
AEON Mall Co. Ltd.	25	294
AGC, Inc.	54	1,896
Aisin Corp.	39	1,473
Ajinomoto Co., Inc.	1,020	39,311
Alfresa Holdings Corp.	52	854
Amada Co. Ltd.	92	925
ANA Holdings, Inc.(a)	45	943
Asahi Group Holdings Ltd.	125	4,673
Asahi Intecc Co. Ltd.	58	1,042
Asahi Kasei Corp.	331	2,081
ASICS Corp.	43	1,501
Astellas Pharma, Inc.	2,182	30,139
Bandai Namco Holdings, Inc.	157	3,193
Bank of Kyoto Ltd. (The)	14	789
Bridgestone Corp.	1,029	40,106
Brother Industries Ltd.	62	998
Calbee, Inc.	22	419
Canon Marketing Japan, Inc.	14	363
Canon, Inc.	2,455	59,321
Capcom Co. Ltd.	46	1,653
Central Japan Railway Co.	200	4,863
Chiba Bank Ltd. (The)	139	1,008
Chubu Electric Power Co., Inc.	179	2,290
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Chugai Pharmaceutical Co. Ltd.	472	$14,625
Concordia Financial Group Ltd.	269	1,223
CyberAgent, Inc.	114	615
Dai Nippon Printing Co. Ltd.	59	1,535
Daifuku Co. Ltd.	84	1,588
Dai-ichi Life Holdings, Inc.	1,867	38,844
Daiichi Sankyo Co. Ltd.	1,946	53,410
Daikin Industries Ltd.	67	10,511
Daito Trust Construction Co. Ltd.	76	8,006
Daiwa House Industry Co. Ltd.	971	26,074
Daiwa Securities Group, Inc.	37,552	216,675
Denso Corp.	1,432	22,983
Dentsu Group, Inc.	58	1,707
Disco Corp.	25	4,591
East Japan Railway Co.	704	40,289
EBARA Corp.	25	1,171
Eisai Co. Ltd.	308	17,099
Electric Power Development Co. Ltd.	38	615
ENEOS Holdings, Inc.	800	3,156
FANUC Corp.	1,326	34,613
Fast Retailing Co. Ltd.	46	10,019
Fuji Electric Co. Ltd.	35	1,579
FUJIFILM Holdings Corp.	1,021	59,117
Fujitsu Ltd.	50	5,883
Fukuoka Financial Group, Inc.	42	1,002
GMO Payment Gateway, Inc.	11	600
Hakuhodo DY Holdings, Inc.	85	699
Hamamatsu Photonics K.K.	39	1,640
Hankyu Hanshin Holdings, Inc.	61	2,081
Hikari Tsushin, Inc.	5	761
Hirose Electric Co. Ltd.	9	1,042
Hitachi Construction Machinery Co. Ltd.	29	882
Hitachi Ltd.	2,482	153,870
Honda Motor Co. Ltd.	19,206	215,957
Hoshizaki Corp.	35	1,216
Hoya Corp.	131	13,500
Hulic Co. Ltd.	102	915
IBIDEN Co. Ltd.	30	1,590
Idemitsu Kosan Co. Ltd.	405	9,314
IHI Corp.	39	817
Iida Group Holdings Co. Ltd.	39	648
Inpex Corp.	3,676	55,167
Isetan Mitsukoshi Holdings Ltd.	95	1,100
Isuzu Motors Ltd.	157	1,973
ITO EN Ltd.	17	547
ITOCHU Corp.	2,399	86,676
Japan Airlines Co. Ltd.	39	759
Japan Exchange Group, Inc.	130	2,411
Japan Post Bank Co. Ltd.	394	3,423
Japan Post Holdings Co. Ltd.	24,996	199,830
Japan Post Insurance Co. Ltd.	53	891
Japan Tobacco, Inc.	5,618	129,288
JFE Holdings, Inc.	305	4,482
JSR Corp.	51	1,369
JTEKT Corp.	53	500
Kajima Corp.	117	1,904
Kansai Electric Power Co., Inc. (The)	193	2,685
Kansai Paint Co. Ltd.	49	700
Shares		Value
Japan–(continued)
Kao Corp.	183	$6,795
Kawasaki Heavy Industries Ltd.	41	992
KDDI Corp.	5,653	173,046
Keikyu Corp.	57	484
Keio Corp.	26	894
Keisei Electric Railway Co. Ltd.	35	1,212
Keyence Corp.	262	97,378
Kikkoman Corp.	39	2,045
Kintetsu Group Holdings Co. Ltd.	46	1,304
Kirin Holdings Co. Ltd.	213	2,987
Kobayashi Pharmaceutical Co. Ltd.	13	580
Kobe Bussan Co. Ltd.	57	1,337
Koito Manufacturing Co. Ltd.	54	815
Komatsu Ltd.	2,458	66,427
Konami Group Corp.	31	1,634
KOSE Corp.	9	652
Kubota Corp.	265	3,920
Kuraray Co. Ltd.	84	995
Kurita Water Industries Ltd.	27	941
Kyocera Corp.	93	4,717
Kyowa Kirin Co. Ltd.	68	1,184
Kyushu Electric Power Co., Inc.(a)	109	711
Kyushu Railway Co.	34	723
Lasertec Corp.	21	3,260
Lawson, Inc.	13	598
Lion Corp.	61	601
Lixil Corp.	77	896
LY Corp.	735	2,052
M3, Inc.	114	2,069
Makita Corp.	62	1,536
Marubeni Corp.	2,246	35,003
Marui Group Co. Ltd.	45	731
Mazda Motor Corp.	621	7,041
McDonald’s Holdings Co. (Japan) Ltd.	24	918
Medipal Holdings Corp.	54	913
MEIJI Holdings Co. Ltd.	243	6,041
Mercari, Inc.(a)	29	624
MINEBEA MITSUMI, Inc.	98	1,598
MISUMI Group, Inc.	79	1,233
Mitsubishi Chemical Group Corp.	2,591	16,330
Mitsubishi Corp.	3,397	161,835
Mitsubishi Electric Corp.	5,119	63,286
Mitsubishi Estate Co. Ltd.	2,499	32,668
Mitsubishi Gas Chemical Co., Inc.	41	552
Mitsubishi HC Capital, Inc.	207	1,379
Mitsubishi Heavy Industries Ltd.	87	4,874
Mitsubishi Motors Corp.	180	783
Mitsubishi UFJ Financial Group, Inc.	3,009	25,522
Mitsui & Co. Ltd.	5,360	194,268
Mitsui Chemicals, Inc.	47	1,218
Mitsui Fudosan Co. Ltd.	1,518	33,435
Mitsui OSK Lines Ltd.	2,596	71,222
Mizuho Financial Group, Inc.	664	11,247
MonotaRO Co. Ltd.	68	728
MS&AD Insurance Group Holdings, Inc.	1,174	42,940
Murata Manufacturing Co. Ltd.	441	8,060
Nagoya Railroad Co. Ltd.	49	723
NEC Corp.	68	3,756
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Nexon Co. Ltd.	158	$2,805
NGK Insulators Ltd.	1,208	16,011
NH Foods Ltd.	22	658
NIDEC Corp.	112	5,188
Nihon M&A Center Holdings, Inc.	83	397
Nikon Corp.	78	822
Nintendo Co. Ltd.	1,425	59,366
Nippon Express Holdings, Inc.	8	417
Nippon Paint Holdings Co. Ltd.	240	1,614
Nippon Prologis REIT, Inc.	1	1,875
Nippon Sanso Holdings Corp.	49	1,161
Nippon Steel Corp.	2,178	51,046
Nippon Telegraph & Telephone Corp.	221,746	261,904
Nippon Yusen K.K.	3,368	87,276
Nissan Chemical Corp.	34	1,445
Nissan Motor Co. Ltd.	16,074	70,903
Nisshin Seifun Group, Inc.	52	663
Nissin Foods Holdings Co. Ltd.	20	1,661
Niterra Co. Ltd.	42	950
Nitori Holdings Co. Ltd.	22	2,463
Nitto Denko Corp.	39	2,557
Nomura Holdings, Inc.	48,328	193,764
Nomura Real Estate Holdings, Inc.	31	778
Nomura Real Estate Master Fund, Inc.	1	1,122
Nomura Research Institute Ltd.	119	3,097
NSK Ltd.	114	641
NTT DATA Group Corp.	166	2,224
Obayashi Corp.	176	1,550
OBIC Co. Ltd.	18	2,739
Odakyu Electric Railway Co. Ltd.	78	1,166
Oji Holdings Corp.	223	945
Olympus Corp.	328	4,250
Omron Corp.	48	2,138
Ono Pharmaceutical Co. Ltd.	103	1,976
Oriental Land Co. Ltd.	784	25,738
ORIX Corp.	5,757	107,494
Osaka Gas Co. Ltd.	97	1,600
Otsuka Corp.	31	1,313
Otsuka Holdings Co. Ltd.	215	7,649
Pan Pacific International Holdings Corp.	700	14,700
Panasonic Holdings Corp.	602	6,769
Pola Orbis Holdings, Inc.	45	539
Rakuten Group, Inc.	434	1,777
Recruit Holdings Co. Ltd.	2,583	79,542
Renesas Electronics Corp.(a)	2,548	39,093
Resona Holdings, Inc.	55,217	305,171
Resonac Holdings Corp.	48	804
Ricoh Co. Ltd.	1,380	11,906
Rinnai Corp.	29	543
Rohm Co. Ltd.	104	1,968
Ryohin Keikaku Co. Ltd.	73	943
Santen Pharmaceutical Co. Ltd.	94	861
SBI Holdings, Inc.	66	1,389
SECOM Co. Ltd.	57	3,865
Sega Sammy Holdings, Inc.	43	793
Seibu Holdings, Inc.	59	568
Seiko Epson Corp.	76	1,194
Sekisui Chemical Co. Ltd.	102	1,468
Shares		Value
Japan–(continued)
Sekisui House Ltd.	162	$3,226
Seven & i Holdings Co. Ltd.	895	35,048
SG Holdings Co. Ltd.	59	756
Sharp Corp.(a)	59	368
Shimadzu Corp.	63	1,673
SHIMAMURA Co. Ltd.	6	593
Shimano, Inc.	20	2,701
Shimizu Corp.	160	1,112
Shin-Etsu Chemical Co. Ltd.	3,681	106,839
Shionogi & Co. Ltd.	70	3,130
Shiseido Co. Ltd.	246	8,636
SMC Corp.	125	55,954
SoftBank Corp.	14,102	159,480
SoftBank Group Corp.	1,306	55,272
Sohgo Security Services Co. Ltd.	102	615
Sojitz Corp.	63	1,381
Sompo Holdings, Inc.	883	37,797
Sony Group Corp.	342	27,976
Square Enix Holdings Co. Ltd.	23	788
Stanley Electric Co. Ltd.	34	537
Subaru Corp.	159	3,089
SUMCO Corp.	96	1,249
Sumitomo Chemical Co. Ltd.	392	1,067
Sumitomo Corp.	2,109	42,071
Sumitomo Electric Industries Ltd.	194	2,336
Sumitomo Heavy Industries Ltd.	31	786
Sumitomo Metal Mining Co. Ltd.	63	1,853
Sumitomo Mitsui Financial Group, Inc.	353	17,305
Sumitomo Mitsui Trust Holdings, Inc.	89	3,343
Sumitomo Realty & Development Co. Ltd.	75	1,948
Sundrug Co. Ltd.	19	515
Suntory Beverage & Food Ltd.	35	1,067
Suzuki Motor Corp.	96	3,861
Sysmex Corp.	49	2,337
T&D Holdings, Inc.	135	2,216
Taisei Corp.	48	1,689
Taisho Pharmaceutical Holdings Co. Ltd.	15	620
Takeda Pharmaceutical Co. Ltd.	6,742	209,379
TDK Corp.	103	3,814
Terumo Corp.	178	4,716
THK Co. Ltd.	31	566
Tobu Railway Co. Ltd.	51	1,311
Toho Co. Ltd.	29	989
Tohoku Electric Power Co., Inc.	124	804
Tokio Marine Holdings, Inc.	5,237	120,725
Tokyo Century Corp.	9	359
Tokyo Electric Power Co. Holdings, Inc.(a)	411	1,838
Tokyo Electron Ltd.	124	16,875
Tokyo Gas Co. Ltd.	1,261	28,656
Tokyo Tatemono Co. Ltd.	48	664
Tokyu Corp.	131	1,511
Tokyu Fudosan Holdings Corp.	157	965
TOPPAN Holdings, Inc.	72	1,721
Toray Industries, Inc.	371	1,930
Toshiba Corp.	114	3,511
Tosoh Corp.	70	898
TOTO Ltd.	37	956
Toyota Boshoku Corp.	21	383
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
Toyota Industries Corp.	39	$3,070
Toyota Motor Corp.	13,755	247,167
Toyota Tsusho Corp.	54	3,174
Trend Micro, Inc.	36	1,364
Tsuruha Holdings, Inc.	10	672
Unicharm Corp.	270	9,526
USS Co. Ltd.	59	976
Welcia Holdings Co. Ltd.	26	449
West Japan Railway Co.	60	2,482
Workman Co. Ltd.	3	91
Yakult Honsha Co. Ltd.	172	4,178
Yamada Holdings Co. Ltd.	144	443
Yamaha Corp.	36	983
Yamaha Motor Co. Ltd.	79	2,076
Yamato Holdings Co. Ltd.	35	570
Yamazaki Baking Co. Ltd.	34	625
Yaskawa Electric Corp.	64	2,307
Yokogawa Electric Corp.	64	1,236
ZOZO, Inc.	35	642
		5,507,458
Jordan–0.00%
Hikma Pharmaceuticals PLC	44	1,121
Luxembourg–0.19%
ArcelorMittal S.A.	4,320	108,043
Eurofins Scientific SE	36	2,030
RTL Group S.A.	10	343
		110,416
Macau–0.01%
Galaxy Entertainment Group Ltd.	693	4,145
Sands China Ltd.(a)	674	2,050
SJM Holdings Ltd.(a)	650	255
Wynn Macau Ltd.(a)	402	384
		6,834
Malaysia–0.05%
Tenaga Nasional Bhd.	14,085	29,966
Mexico–0.24%
America Movil S.A.B. de C.V., Class B	73,855	63,949
Fresnillo PLC	50	335
Grupo Bimbo S.A.B. de C.V., Series A	3,496	16,854
Grupo Televisa S.A.B., Series CPO	18,749	11,393
Wal-Mart de Mexico S.A.B. de C.V., Series V	12,107	45,573
		138,104
Netherlands–2.06%
ABN AMRO Bank N.V., CVA(c)	249	3,526
Adyen N.V.(a)(c)	8	5,930
Aegon Ltd.	444	2,140
Akzo Nobel N.V.	320	23,093
argenx SE(a)	16	7,792
ASM International N.V.	12	5,011
ASML Holding N.V.	572	335,901
ASR Nederland N.V.	58	2,177
Euronext N.V.(c)	24	1,670
EXOR N.V.	1,717	152,200
Heineken Holding N.V.	544	40,942
Shares		Value
Netherlands–(continued)
Heineken N.V.	527	$46,359
IMCD N.V.	16	2,023
ING Groep N.V.	957	12,642
Koninklijke Ahold Delhaize N.V.	4,619	139,277
Koninklijke KPN N.V.	1,641	5,409
Koninklijke Philips N.V.(a)	237	4,723
Koninklijke Vopak N.V.	18	616
NN Group N.V.	69	2,211
OCI N.V.	470	13,073
Prosus N.V.(a)	1,890	55,698
Randstad N.V.	93	5,126
SBM Offshore N.V.	36	472
Shell PLC	7,600	241,300
Universal Music Group N.V.	264	6,865
Wolters Kluwer N.V.	549	66,487
		1,182,663
New Zealand–0.13%
Auckland International Airport Ltd.	335	1,587
Fisher & Paykel Healthcare Corp. Ltd.	152	1,966
Meridian Energy Ltd.	341	1,051
Ryman Healthcare Ltd.	166	629
Spark New Zealand Ltd.	23,436	67,562
Xero Ltd.(a)	35	2,537
		75,332
Norway–0.24%
Aker BP ASA	110	3,040
DNB Bank ASA	283	5,700
Equinor ASA	3,361	110,196
Gjensidige Forsikring ASA	421	6,186
Mowi ASA	123	2,178
Norsk Hydro ASA	368	2,310
Orkla ASA	207	1,546
SalMar ASA	18	911
Schibsted ASA, Class A	59	1,330
Storebrand ASA	120	975
Telenor ASA	175	1,985
		136,357
Philippines–0.07%
SM Prime Holdings, Inc.	70,286	37,513
Poland–0.03%
ORLEN S.A.	1,430	19,153
Portugal–0.01%
Galp Energia SGPS S.A.	132	1,955
Jeronimo Martins SGPS S.A.	204	4,579
		6,534
Russia–0.01%
Tatneft PJSC, ADR(b)	576	0
X5 Retail Group N.V., GDR(a)(b)(c)	422	3,665
		3,665
Singapore–0.11%
CapitaLand Ascendas REIT	966	1,942
CapitaLand Integrated Commercial Trust	1,673	2,258
CapitaLand Investment Ltd.	1,421	3,212
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Singapore–(continued)
City Developments Ltd.	130	$626
DBS Group Holdings Ltd.	509	12,498
Genting Singapore Ltd.	1,573	972
Jardine Cycle & Carriage Ltd.	65	1,513
Keppel Corp. Ltd.	379	1,881
Oversea-Chinese Banking Corp. Ltd.	952	8,891
SATS Ltd.(a)	245	465
Sea Ltd., ADR(a)	143	6,285
Sembcorp Industries Ltd.	244	907
Singapore Airlines Ltd.	366	1,728
Singapore Exchange Ltd.	226	1,608
Singapore Technologies Engineering Ltd.	423	1,209
Singapore Telecommunications Ltd.	2,120	3,740
STMicroelectronics N.V.	180	7,760
United Overseas Bank Ltd.	352	7,328
		64,823
South Africa–0.65%
Anglo American PLC	1,367	37,847
Aspen Pharmacare Holdings Ltd.	812	7,355
Exxaro Resources Ltd.	940	8,550
Gold Fields Ltd.	3,207	34,857
Impala Platinum Holdings Ltd.	522	2,715
Naspers Ltd.	606	96,707
Remgro Ltd.	10,114	79,309
Sappi Ltd.	13,404	31,234
Sasol Ltd.	2,016	27,743
Sibanye Stillwater Ltd.	2,558	3,935
Thungela Resources Ltd.	1,472	13,490
Woolworths Holdings Ltd.	8,760	31,315
		375,057
South Korea–2.13%
Amorepacific Corp.	9	811
Celltrion Healthcare Co. Ltd.	28	1,307
Celltrion, Inc.	31	3,199
CJ CheilJedang Corp.	1	227
Coway Co. Ltd.	8	244
DB Insurance Co. Ltd.	254	16,822
Delivery Hero SE(a)(c)	50	1,436
Doosan Enerbility Co. Ltd.(a)	124	1,509
Ecopro BM Co. Ltd.	276	51,705
Ecopro Co. Ltd.	79	52,120
GS Holdings Corp.	2,261	66,609
Hana Financial Group, Inc.	80	2,516
Hankook Tire & Technology Co. Ltd.	19	556
Hanmi Pharm Co. Ltd.	1	221
Hanon Systems	44	307
HD Hyundai Co. Ltd.	13	638
HD Hyundai Heavy Industries Co. Ltd.(a)	5	449
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	12	987
HMM Co. Ltd.	4,438	53,469
Hyundai Engineering & Construction Co. Ltd.	20	535
Hyundai Glovis Co. Ltd.	5	683
Hyundai Mobis Co. Ltd.	132	23,517
Hyundai Motor Co.	364	51,530
Hyundai Steel Co.	456	12,852
Industrial Bank of Korea	70	581
Shares		Value
South Korea–(continued)
Kakao Corp.	81	$2,637
KakaoBank Corp.	45	778
Kangwon Land, Inc.	32	357
KB Financial Group, Inc.	103	4,236
Kia Corp.	707	42,434
Korea Aerospace Industries Ltd.	20	723
Korea Electric Power Corp.(a)	84	1,118
Korea Zinc Co. Ltd.	2	747
Korean Air Lines Co. Ltd.	36	580
Krafton, Inc.(a)	8	888
KT&G Corp.	633	40,477
Kumho Petrochemical Co. Ltd.	3	297
L&F Co. Ltd.	7	887
LG Chem Ltd.	37	13,603
LG Corp.	688	42,603
LG Display Co. Ltd.(a)	62	602
LG Electronics, Inc.	31	2,317
LG Energy Solution Ltd.(a)	54	19,059
LG H&H Co. Ltd.	2	659
LG Innotek Co. Ltd.	4	724
LOTTE Chemical Corp.	5	508
Mirae Asset Securities Co. Ltd.	73	349
NAVER Corp.	39	5,820
NCSoft Corp.	5	824
Netmarble Corp.(a)(c)	4	125
Orion Corp.	6	570
POSCO Future M Co. Ltd.	165	43,297
POSCO Holdings, Inc.	222	86,995
Samsung Biologics Co. Ltd.(a)(c)	5	2,517
Samsung C&T Corp.	453	36,044
Samsung Card Co. Ltd.	4	90
Samsung Electro-Mechanics Co. Ltd.	15	1,532
Samsung Electronics Co. Ltd.	8,265	418,746
Samsung Fire & Marine Insurance Co. Ltd.	9	1,733
Samsung Heavy Industries Co. Ltd.(a)	186	1,081
Samsung Life Insurance Co. Ltd.	24	1,249
Samsung SDI Co. Ltd.	28	10,618
Samsung SDS Co. Ltd.	10	998
Shinhan Financial Group Co. Ltd.	117	3,089
SK Biopharmaceuticals Co. Ltd.(a)	8	511
SK Bioscience Co. Ltd.(a)	7	350
SK hynix, Inc.	398	33,805
SK IE Technology Co. Ltd.(a)(c)	7	384
SK Innovation Co. Ltd.(a)	17	1,873
SK Square Co. Ltd.(a)	23	721
SK Telecom Co. Ltd.	1,119	43,077
SK, Inc.	10	1,083
S-Oil Corp.	7	409
Woori Financial Group, Inc.	184	1,676
Yuhan Corp.	17	955
		1,221,585
Spain–1.42%
Acciona S.A.	7	890
Acerinox S.A.	49	474
ACS Actividades de Construccion y Servicios S.A.	2,303	82,933
Aena SME S.A.(c)	20	3,008
Amadeus IT Group S.A.	245	14,765
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Spain–(continued)
Banco Bilbao Vizcaya Argentaria S.A.	1,637	$13,329
Banco de Sabadell S.A.	1,550	1,795
Banco Santander S.A.	4,413	16,758
Bankinter S.A.	177	1,128
CaixaBank S.A.	1,047	4,188
Cellnex Telecom S.A.(c)	1,003	34,876
Enagas S.A.	63	1,042
Endesa S.A.	88	1,789
Fluidra S.A.	27	549
Grifols S.A.(a)	117	1,515
Iberdrola S.A.	20,414	227,931
Industria de Diseno Textil S.A.	1,554	57,839
Mapfre S.A.	253	515
Merlin Properties SOCIMI S.A.	86	722
Redeia Corp. S.A.	860	13,507
Repsol S.A.	9,482	156,089
Telefonica S.A.	44,343	181,444
		817,086
Sweden–0.73%
Alfa Laval AB	78	2,669
Assa Abloy AB, Class B	270	5,882
Atlas Copco AB, Class A	3,275	43,878
Boliden AB	75	2,135
Electrolux AB, Class B(a)	61	628
Elekta AB, Class B	100	678
Embracer Group AB(a)	212	422
Epiroc AB, Class A	242	4,581
EQT AB	126	2,488
Essity AB, Class B	183	3,944
Evolution AB(c)	50	5,038
Fastighets AB Balder, Class B(a)(d)	177	792
Getinge AB, Class B	60	1,054
H & M Hennes & Mauritz AB, Class B	166	2,360
Hexagon AB, Class B	564	4,800
Holmen AB, Class B	36	1,398
Husqvarna AB, Class B	141	1,075
Industrivarden AB, Class C	2,236	58,829
Indutrade AB	74	1,366
Investment AB Latour, Class B	37	649
Investor AB, Class B	8,427	161,298
Kinnevik AB, Class B(a)	76	756
L E Lundbergforetagen AB, Class B	21	875
Lifco AB, Class B	61	1,067
NIBE Industrier AB, Class B	456	2,972
Sagax AB, Class B	52	989
Sandvik AB	290	5,317
Securitas AB, Class B	129	1,019
Skandinaviska Enskilda Banken AB, Class A	425	5,062
Skanska AB, Class B	98	1,607
SKF AB, Class B	107	1,774
SSAB AB, Class B	244	1,336
Svenska Cellulosa AB S.C.A., Class B	183	2,503
Svenska Handelsbanken AB, Class A	464	4,125
Swedbank AB, Class A	278	5,118
Swedish Orphan Biovitrum AB(a)	40	818
Tele2 AB, Class B	153	1,169
Telefonaktiebolaget LM Ericsson, Class B	1,474	7,160
Shares		Value
Sweden–(continued)
Telia Co. AB	600	$1,239
Trelleborg AB, Class B	58	1,439
Volvo AB, Class B	3,149	64,821
		417,130
Switzerland–3.23%
ABB Ltd.	1,455	51,996
Adecco Group AG	47	1,928
Alcon, Inc.	136	10,509
Baloise Holding AG	13	1,886
Banque Cantonale Vaudoise	8	839
Barry Callebaut AG	1	1,590
Belimo Holding AG	4	1,896
BKW AG	5	881
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,123
Cie Financiere Richemont S.A.	141	17,180
Clariant AG	59	932
DKSH Holding AG	10	676
DSM-Firmenich AG	50	4,224
EMS-Chemie Holding AG	2	1,357
Flughafen Zureich AG	5	953
Geberit AG	9	4,493
Givaudan S.A.	3	9,820
Helvetia Holding AG	10	1,401
Julius Baer Group Ltd.	1,406	90,105
Kuehne + Nagel International AG, Class R	130	36,862
Logitech International S.A., Class R	45	3,101
Lonza Group AG	21	9,716
Nestle S.A.	5,096	575,447
Novartis AG	5,151	525,628
Partners Group Holding AG	98	110,275
PSP Swiss Property AG	13	1,534
Schindler Holding AG, PC	79	15,747
SGS S.A.	41	3,442
SIG Group AG	82	2,019
Sika AG	40	10,138
Sonova Holding AG	13	3,081
Stadler Rail AG	15	583
Straumann Holding AG	30	3,810
Sulzer AG	5	478
Swatch Group AG (The), BR	14	3,589
Swiss Life Holding AG	8	4,983
Swiss Prime Site AG	21	1,922
Swisscom AG	7	4,158
Temenos AG	18	1,262
UBS Group AG	10,457	258,474
VAT Group AG(c)	7	2,493
Zurich Insurance Group AG	135	61,862
		1,854,393
Taiwan–1.44%
ASE Technology Holding Co. Ltd.	980	3,330
Catcher Technology Co. Ltd.	2,957	16,757
Cathay Financial Holding Co. Ltd.	22,596	31,200
Chunghwa Telecom Co. Ltd.	12,941	46,513
Delta Electronics, Inc.	2,413	24,259
eMemory Technology, Inc.	13	813
Evergreen Marine Corp. Taiwan Ltd.	9,202	33,099
Far Eastern New Century Corp.	11,053	9,846
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Taiwan–(continued)
Far EasTone Telecommunications Co. Ltd.	8,177	$18,410
Formosa Chemicals & Fibre Corp.	6,992	13,321
Formosa Plastics Corp.	7,991	19,761
Fubon Financial Holding Co. Ltd.	18,974	35,703
Global Unichip Corp.	254	10,767
Hon Hai Precision Industry Co. Ltd.	2,667	8,598
Inventec Corp.	2,277	3,499
Lite-On Technology Corp.	999	3,797
Novatek Microelectronics Corp.	666	8,738
Pegatron Corp.	18,072	42,936
Quanta Computer, Inc.	306	2,280
Taiwan Mobile Co. Ltd.	8,425	24,690
Taiwan Semiconductor Manufacturing Co. Ltd.	20,480	332,351
Uni-President Enterprises Corp.	18,408	40,023
Wan Hai Lines Ltd.	7,908	11,844
Wistron Corp.	19,827	62,615
Yang Ming Marine Transport Corp.	15,716	22,096
		827,246
Thailand–0.30%
Advanced Info Service PCL, NVDR	18,872	117,938
Delta Electronics Thailand PCL, NVDR	16,789	38,126
PTT Exploration & Production PCL, NVDR	3,353	15,669
		171,733
Turkey–0.50%
Hektas Ticaret T.A.S.(a)	11,429	11,187
KOC Holding A.S.	16,431	87,381
Sasa Polyester Sanayi A.S.(a)	6,251	11,220
Turk Hava Yollari AO(a)	13,642	120,059
Turkiye Petrol Rafinerileri A.S.	4,615	26,584
Turkiye Sise ve Cam Fabrikalari A.S.	13,846	27,426
		283,857
United Arab Emirates–0.37%
Emaar Properties PJSC	23,185	50,756
International Holding Co. PJSC(a)	1,498	163,411
		214,167
United Kingdom–5.59%
3i Group PLC	9,679	243,625
abrdn PLC	28,935	54,693
Admiral Group PLC	67	1,938
AngloGold Ashanti PLC	1,627	26,185
Ashtead Group PLC	130	7,902
Associated British Foods PLC	92	2,312
AstraZeneca PLC	2,595	349,227
Auto Trader Group PLC(c)	251	1,882
Aviva PLC	14,788	69,922
B&M European Value Retail S.A.	259	1,850
BAE Systems PLC	6,620	80,359
Barclays PLC	3,722	7,209
Barratt Developments PLC	270	1,448
Bellway PLC	34	945
Berkeley Group Holdings PLC (The)	29	1,447
BP PLC	48,482	313,041
British American Tobacco PLC	9,784	307,140
British Land Co. PLC (The)	247	949
BT Group PLC	12,607	17,908
Shares		Value
United Kingdom–(continued)
Bunzl PLC	94	$3,336
Burberry Group PLC	103	2,389
Centrica PLC	1,434	2,692
CNH Industrial N.V.	2,837	34,369
Coca-Cola Europacific Partners PLC	315	19,681
Compass Group PLC	469	11,426
ConvaTec Group PLC(c)	334	888
Croda International PLC	38	2,278
DCC PLC	1,500	84,093
Derwent London PLC	29	678
Diageo PLC	4,159	153,379
Direct Line Insurance Group PLC(a)	358	750
DS Smith PLC	368	1,285
easyJet PLC(a)	204	1,059
Entain PLC	161	1,833
Haleon PLC	7,039	29,209
Halma PLC	103	2,420
Hargreaves Lansdown PLC	97	910
Hiscox Ltd.	95	1,162
Howden Joinery Group PLC	151	1,349
HSBC Holdings PLC	5,346	41,881
IMI PLC	72	1,369
Imperial Brands PLC	2,378	48,290
Inchcape PLC	99	911
Informa PLC	7,849	71,523
InterContinental Hotels Group PLC	42	3,096
Intermediate Capital Group PLC	80	1,348
International Consolidated Airlines Group S.A.(a)	1,021	1,838
Intertek Group PLC	44	2,200
ITV PLC	1,007	867
J Sainsbury PLC	11,404	35,086
JD Sports Fashion PLC	692	1,261
Johnson Matthey PLC	51	1,011
Just Eat Takeaway.com N.V.(a)(c)	57	706
Kingfisher PLC	524	1,420
Land Securities Group PLC	203	1,452
Legal & General Group PLC	1,640	4,431
Lloyds Banking Group PLC	17,199	9,261
London Stock Exchange Group PLC	824	82,719
M&G PLC	636	1,523
Man Group PLC	15,513	42,149
Marks & Spencer Group PLC(a)	1,209	3,478
National Grid PLC	6,288	75,058
NatWest Group PLC	1,374	3,932
Next PLC	33	2,928
Ocado Group PLC(a)	135	982
Pearson PLC	194	2,052
Pennon Group PLC	72	513
Persimmon PLC	86	1,126
Phoenix Group Holdings PLC	237	1,388
Reckitt Benckiser Group PLC	388	27,420
RELX PLC	3,929	132,504
Rentokil Initial PLC	693	5,137
Rightmove PLC	224	1,527
Rolls-Royce Holdings PLC(a)	14,598	39,132
RS GROUP PLC	130	1,162
Sage Group PLC (The)	283	3,406
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
United Kingdom–(continued)
Schroders PLC	312	$1,542
Segro PLC	333	2,905
Severn Trent PLC	65	1,873
Smith & Nephew PLC	238	2,958
Smiths Group PLC	1,295	25,516
Spirax-Sarco Engineering PLC	20	2,313
SSE PLC	296	5,800
St. James’s Place PLC	150	1,513
Standard Chartered PLC	586	5,416
Tate & Lyle PLC	109	910
Taylor Wimpey PLC	970	1,379
Tesco PLC	13,276	42,687
Unilever PLC	6,918	341,390
United Utilities Group PLC	378	4,359
Vodafone Group PLC	245,925	229,642
Weir Group PLC (The)	71	1,638
Whitbread PLC	52	2,187
Wise PLC, Class A(a)	138	1,146
WPP PLC	3,684	32,831
		3,209,260
United States–3.34%
Atlassian Corp., Class A(a)	464	93,501
Bausch Health Cos., Inc.(a)	98	808
Experian PLC	449	14,668
Ferguson PLC	1,374	225,921
Ferrovial SE	1,560	47,566
GSK PLC	9,165	165,682
Holcim AG	630	40,336
ICON PLC(a)	22	5,417
JBS S.A.	2,542	9,128
JS Global Lifestyle Co. Ltd.(c)	198	33
Oracle Corp.	9	671
QIAGEN N.V.(a)	63	2,550
Roche Holding AG	1,938	528,619
Sanofi	3,779	405,495
Signify N.V.	35	937
Spotify Technology S.A.(a)	425	65,722
Stellantis N.V.	14,375	275,724
Swiss Re AG	334	34,285
Tenaris S.A.	129	2,038
		1,919,101
Zambia–0.01%
First Quantum Minerals Ltd.	213	5,032
Total Common Stocks & Other Equity Interests (Cost $33,788,957)		34,650,816
Principal Amount
Equity Linked Notes–12.38%
Canada–7.11%
Bank of Montreal (MSCI EAFE Index), 24.00%, 10/20/2023(c)	$1,413,000	1,360,137
Bank of Nova Scotia (The) (MSCI EAFE Index), 24.92%, 10/06/2023(c)	1,399,000	1,314,489
Royal Bank of Canada (MSCI EAFE Index), 23.77%, 10/27/2023(c)	1,395,000	1,406,686
		4,081,312
Principal Amount		Value
France–3.02%
BNP Paribas Issuance B.V. (MSCI EAFE Index), 129.81%, 10/10/2023(c)	$202,000	$179,679
BNP Paribas Issuance B.V. (MSCI EAFE Index), 24.27%, 10/13/2023(c)	1,397,000	1,353,145
BNP Paribas S.A. (MSCI EAFE Index), 137.03%, 10/30/2023(c)	204,000	200,380
		1,733,204
Japan–0.86%
Mizuho Financial Group, Inc. (MSCI EAFE Index), 149.50%, 10/02/2023(c)	189,000	155,892
Mizuho Markets Cayman L.P. (MSCI EAFE Index), 154.00%, 10/16/2023(c)	175,000	163,638
Mizuho Markets Cayman L.P. (MSCI Emerging Markets Index), 113.00%, 10/03/2023	197,000	173,667
		493,197
United Kingdom–0.87%
Barclays Bank PLC (MSCI Emerging Markets Index), 150.00%, 10/11/2023(c)	172,000	163,965
HSBC Bank PLC (MSCI Emerging Markets Index), 175.92%, 10/24/2023(c)	158,000	159,700
HSBC Bank PLC (MSCI Emerging Markets Index), 195.76%, 10/31/2023(c)	174,000	172,990
		496,655
United States–0.52%
Citigroup Global Markets Holdings, Inc. (MSCI EAFE Index), 166.44%, 10/23/2023(c)	165,000	145,311
Citigroup, Inc. (MSCI Emerging Markets Index), 170.10%, 10/17/2023(c)	168,000	155,119
		300,430
Total Equity Linked Notes (Cost $7,408,000)		7,104,798
Shares
Money Market Funds–29.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(e)(f)	5,887,606	5,887,606
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(e)(f)	4,196,020	4,196,859
Invesco Treasury Portfolio, Institutional Class, 5.26%(e)(f)	6,728,693	6,728,693
Total Money Market Funds (Cost $16,811,889)		16,813,158
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-102.06% (Cost $58,008,846)		58,568,772
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.30%(e)(f)(g) (Cost $831)	831	831
TOTAL INVESTMENTS IN SECURITIES—102.06% (Cost $58,009,677)		58,569,603
OTHER ASSETS LESS LIABILITIES–(2.06)%		(1,183,393)
NET ASSETS–100.00%		$57,386,210
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
CVA	– Dutch Certificates
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
SDR	– Swedish Depository Receipt
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $7,079,190, which represented 12.34% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at September 30, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,926,442	$28,220,403	$(26,259,239)	$-	$-	$5,887,606	$168,904
Invesco Liquid Assets Portfolio, Institutional Class	2,796,563	20,157,430	(18,756,598)	(55)	(481)	4,196,859	122,679
Invesco Treasury Portfolio, Institutional Class	4,487,362	32,251,889	(30,010,558)	-	-	6,728,693	192,773
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,120	12,444	(28,733)	-	-	831	134*
Invesco Private Prime Fund	41,740	11,892	(53,623)	(7)	(2)	-	361*
Total	$11,269,227	$80,654,058	$(75,108,751)	$(62)	$(483)	$16,813,989	$484,851

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	84	December-2023	$4,013,100	$(124,201)	$(124,201)

(a)	Futures contracts collateralized by $283,109 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,221,221	$—	$1,221,221
Austria	—	33,014	—	33,014
Belgium	413	514,000	—	514,413
Brazil	661,638	6,211	—	667,849
Burkina Faso	—	986	—	986
Canada	3,405,415	4,081,312	—	7,486,727
Chile	1,604	1,628	—	3,232
China	340,636	1,208,155	—	1,548,791
Denmark	1,498	1,319,368	—	1,320,866
Finland	—	166,391	—	166,391
France	—	4,696,631	—	4,696,631
Germany	—	2,455,775	—	2,455,775
Greece	—	203,078	—	203,078
Guatemala	—	683	—	683
Hong Kong	23,242	487,440	—	510,682
India	49,159	247,250	—	296,409
Indonesia	—	24,436	—	24,436
Ireland	56,172	141,605	—	197,777
Israel	15,868	19,396	—	35,264
Italy	—	445,521	—	445,521
Japan	209,379	5,791,276	—	6,000,655
Jordan	—	1,121	—	1,121
Luxembourg	—	110,416	—	110,416
Macau	—	6,834	—	6,834
Malaysia	—	29,966	—	29,966
Mexico	137,769	335	—	138,104
Netherlands	7,792	1,174,871	—	1,182,663
New Zealand	—	75,332	—	75,332
Norway	—	136,357	—	136,357
Philippines	—	37,513	—	37,513
Poland	—	19,153	—	19,153
Portugal	—	6,534	—	6,534
Russia	—	—	3,665	3,665
Singapore	6,285	58,538	—	64,823
South Africa	—	375,057	—	375,057
South Korea	—	1,221,585	—	1,221,585
Spain	—	817,086	—	817,086
Sweden	—	417,130	—	417,130
Switzerland	—	1,854,393	—	1,854,393
Taiwan	—	827,246	—	827,246
Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
Thailand	$—	$171,733	$—	$171,733
Turkey	—	283,857	—	283,857
United Arab Emirates	—	214,167	—	214,167
United Kingdom	45,866	3,660,049	—	3,705,915
United States	174,576	2,044,955	—	2,219,531
Zambia	5,032	—	—	5,032
Money Market Funds	16,813,158	831	—	16,813,989
Total Investments in Securities	21,955,502	36,610,436	3,665	58,569,603
Other Investments - Liabilities*
Futures Contracts	(124,201)	—	—	(124,201)
Total Investments	$21,831,301	$36,610,436	$3,665	$58,445,402

*	Unrealized (depreciation).
Invesco Income Advantage International Fund